Trade and other payables (Details) - ARS ($) $ in Millions	Jun. 30, 2020	Jul. 31, 2019	Jun. 30, 2019
Trade and other payables [abstract]
Trade payables	$ 18,718		$ 17,367
Advances from sales, leases and services	2,647		4,512
Construction obligations	407		1,331
Accrued invoices	439		673
Deferred income	142		136
Total trade payables	22,353		24,019
Dividends payable to non-controlling interest	224		204
Tax payable	159		419
Construction provisions			1,451
Other payables	9,105		2,940
Total other payables	9,488		5,014
Total trade and other payables	31,841		29,033
Non-current	2,169		2,505
Current	29,672	$ 26,528	26,528
Total	$ 31,841		$ 29,033